CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred Stock, shares authorized	5,000,000	5,000,000		5,000,000	5,000,000
Preferred stock, shares issued	0	0		0	0
Preferred Stock, shares outstanding	0	0	0	0	0
Common stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000		500,000,000	500,000,000
Common stock, shares issued	461,132	435,432		321,252	285,720
Common stock, shares outstanding	461,132	435,432		321,252	285,720